Note 4 - Leases - Maturities of Operating and Finance Lease (Details) - USD ($)	Mar. 31, 2021	Apr. 01, 2019
Operating lease, Fiscal 2022	$ 4,878
Finance lease, Fiscal 2022	108,892
Operating lease, Fiscal 2023
Finance lease, Fiscal 2023	108,892
Operating lease, Fiscal 2024
Finance lease, Fiscal 2024	108,892
Operating lease, Fiscal 2025
Finance lease, Fiscal 2025	54,445
Operating lease, Fiscal 2026
Finance lease, Fiscal 2026
Operating lease, Total undiscounted lease payments	4,878
Finance lease, Total undiscounted lease payments	381,121
Operating lease, Less: imputed interest	(28)
Finance lease, Less: imputed interest	(12,875)
Present value of lease liability, finance lease	368,246
Accrued Expense and Other Noncurrent Liabilities [Member]
Present value of lease liability, operating lease	$ 4,850	$ 63,000